NOTE 8 - CONVERTIBLE NOTES PAYABLE - Schedule of Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total convertible notes payable	$ 2,112,150	$ 25,000
Less: current portion of convertible notes
Long-term convertible notes	2,025,007
Annual Financials [Member]
Short-term Debt [Line Items]
Less: current portion of convertible notes		25,000
Promissory Notes Issued In Fiscal Year 2018 [Member]
Short-term Debt [Line Items]
Convertible Debt
Promissory Notes Issued In Fiscal Year 2019 [Member]
Short-term Debt [Line Items]
Convertible Debt		25,000
Promissory Notes Issued In Fiscal Year 2020 [Member]
Short-term Debt [Line Items]
Convertible Debt